A summary of the Notes issued under the PPM is as follows (Details) - Convertible Debt [Member] - Private Placement [Member]	Dec. 31, 2021 USD ($)
Short-term Debt [Line Items]
Date of issuance	Jan. 12, 2022
Principal amount	$ 1,467,000
Interest rate	600.00%